IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2019	Oct. 31, 2018
Disclosure of contractual obligations [line items]
Deposits	$ 477,540	$ 461,015
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	174,662	163,879
Personal [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	162,900	153,200
Personal [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	11,800	10,700
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	288,000	282,700
Business And Government Deposits And Secured Borrowings [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	210,300	211,900
Business And Government Deposits And Secured Borrowings [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	77,700	70,800
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	14,795	14,380
Bank [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	6,100	5,900
Bank [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	$ 8,700	$ 8,500